UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022


13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Bunyaner
Title:    Managing Member
Phone:    (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner           New York, New York                11/10/03
----------------------       ------------------------         -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $130,639
                                         (thousands)


List of Other Included Managers:  None

                        FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4  COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE OF                     VALUE     SHRS OR   SH/ PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETN   MGRS     SOLE     SHARED  NONE
--------------                 -----             -----      --------  -------   --------  --------   ----     ----     ------  ----
AUTOMATIC DATA PROCESSING      COMMON           053015103    4,481   125,000   SH         SOLE       NONE      125,000  0      0
AMGEN INC                      COMMON           031162100    2,903    45,000   SH         SOLE       NONE       45,000  0      0
BERKSHIRE HATHAWAY INC DEL     COMMON           084670207    5,241     2,100   SH         SOLE       NONE        2,100  0      0
CITIGROUP                      OPTIONS-CALL     172967901       70    50,000   CALL       SOLE       NONE       50,000  0      0
CITIGROUP INC                  COMMON           172967101    3,868    85,000   SH         SOLE       NONE       85,000  0      0
CIT GROUP INC                  COMMON           125581108    3,595   125,000   SH         SOLE       NONE      125,000  0      0
COSTCO WHOLESALE               OPTION-CALL      22160K905       20    50,000   CALL       SOLE       NONE       50,000  0      0
ECHOSTAR COMMUNICATIONS CO     COMMON           278762109    4,214   110,000   SH         SOLE       NONE      110,000  0      0
EATON CORP                     OPTION-CALL      278058902      132    30,000   CALL       SOLE       NONE       30,000  0      0
FASTENAL CO                    COMMON           311900104    4,343   115,000   SH         SOLE       NONE      115,000  0      0
FOREST LAB INC                 OPTION-PUT       345838956        5    50,000   PUT        SOLE       NONE       50,000  0      0
GENERAL MOTORS CORP            COMMON-CL H      370442832    3,288   229,800   SH         SOLE       NONE      229,800  0      0
INTERACTIVECORP                COMMON           45840Q101    3,815   115,000   SH         SOLE       NONE      115,000  0      0
IMCLONE SYSTEMS INC            COMMON           45245W109    2,141    55,000   SH         SOLE       NONE       55,000  0      0
INTERGRAPH CORP                COMMON           458683109    4,811   205,000   SH         SOLE       NONE      205,000  0      0
LAMAR ADVERTISING CO           COMMON-CL A      512815101    3,240   110,000   SH         SOLE       NONE      110,000  0      0
LEGGETT & PLATT INC            COMMON           524660107    2,974   137,500   SH         SOLE       NONE      137,500  0      0
MANPOWER INC                   OPTION-CALL      56418H900       61    25,000   CALL       SOLE       NONE       25,000  0      0
MANPOWER INC                   COMMON           56418H100    1,855    50,000   SH         SOLE       NONE       50,000  0      0
HERMAN MILLER INC              COMMON           600544100    2,846   125,000   SH         SOLE       NONE      125,000  0      0
MUELLER INDUSTRIES INC         COMMON           624756102    2,799   110,000   SH         SOLE       NONE      110,000  0      0
MONTPELIER RE HOLDINGS         COMMON           G62185106    3,316   110,000   SH         SOLE       NONE      110,000  0      0
MICROSOFT CORP                 COMMON           594918104    1,807    65,000   SH         SOLE       NONE       65,000  0      0
METTLER-TOLEDO INTERNATION     COMMON           592688105    3,954   110,000   SH         SOLE       NONE      110,000  0      0
MICRON TECHNOLOGY INC          COMMON           595112103      671    50,000   SH         SOLE       NONE       50,000  0      0
MOORE WALLACE INC              COMMON           615857109    2,485   175,000   SH         SOLE       NONE      175,000  0      0
NTL INC DEL                    COMMON           62940M104    4,395    95,000   SH         SOLE       NONE       95,000  0      0
OWENS ILLINOIS INC             COMMON           690768403    3,140   275,000   SH         SOLE       NONE      275,000  0      0
ORACLE SYSTEMS CORP            COMMON           68389X105    1,125   100,000   SH         SOLE       NONE      100,000  0      0
PEP BOYS-MANNY MOE & JACK      COMMON           713278109    2,907   190,000   SH         SOLE       NONE      190,000  0      0
PRECISION CASTPARTS CORP       COMMON           740189105    2,808    80,000   SH         SOLE       NONE       80,000  0      0
ARAMARK CORP                   COMMON           038521100    3,879   155,000   SH         SOLE       NONE      155,000  0      0
SYMBOL TECHNOLOGIES INC        COMMON           871508107    2,091   175,000   SH         SOLE       NONE      175,000  0      0
SCHLUMBERGER LTD               COMMON           806857108    2,662    55,000   SH         SOLE       NONE       55,000  0      0
SLM CORPORATION                COMMON           78442P106    7,402   190,000   SH         SOLE       NONE      190,000  0      0
SYLVAN LEARNING SYSTEMS INC    COMMON           871399101    8,181   298,500   SH         SOLE       NONE      298,500  0      0
SPX CORP                       COMMON           784635104    2,997    66,200   SH         SOLE       NONE       66,200  0      0
TYCO INTERNATIONAL LTD         COMMON           902124106    4,494   220,000   SH         SOLE       NONE      220,000  0      0
VARIAN MEDICAL SYSTEM INC      COMMON           92220P105    6,035   105,000   SH         SOLE       NONE      105,000  0      0
VIAD CORP                      COMMON           92552R109    3,343   140,000   SH         SOLE       NONE      140,000  0      0
WEATHERFORD INTERNATIONAL      COMMON           G95089101    6,233   165,000   SH         SOLE       NONE      165,000  0      0




03105.0001 #441796